Pensions - History of defined benefit schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pensions
Fair value of plan assets	£ 57,249	£ 51,925	£ 48,752	£ 49,746	£ 49,229
Present value of plan obligations	48,864	44,115	39,607	42,378	43,990
Funded status	8,385	7,810	9,145	7,368	5,239
Experience gains/(losses) on plan liabilities	455	279	(81)	(93)	794
Experience gains/(losses) on plan assets	6,027	3,556	(2,090)	1,728	9,254
Actual return on plan assets	£ 7,064	£ 4,930	£ (848)	£ 3,013	£ 10,708
Actual return on plan assets - %	13.60%	10.10%	(1.70%)	6.10%	30.90%
Main Scheme
Pensions
Fair value of plan assets	£ 51,323	£ 46,555	£ 43,806	£ 44,652	£ 43,824
Present value of plan obligations	43,870	39,669	35,466	37,937	38,851
Funded status	7,453	6,886	8,340	6,715	4,973
Experience gains/(losses) on plan liabilities	427	275	(122)	(107)	658
Experience gains/(losses) on plan assets	5,486	3,021	(1,891)	1,580	8,562
Actual return on plan assets	£ 6,422	£ 4,266	£ (768)	£ 2,735	£ 9,872
Actual return on plan assets - %	13.80%	9.70%	(1.70%)	6.20%	32.20%